Schedule of short- term loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Short term loans	$ 10,990,604	$ 8,999,751
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Bank loans	$ 2,125,367	$ 8,096,627
Borrowings interest rate	2.22%	3.53%
Collateral	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral	Restricted demand deposit Restricted time deposit
Bank Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	222.00%	222.00%
Bank Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	519.00%	586.00%
Other Loans [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	1080.00%
Collateral	Guarantee deposit	Guarantee deposit
Bank loans	$ 616,185	$ 903,124
Other Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		946.00%
Other Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		1527.00%
Other loans from related party [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	50.00%
Collateral	none
Other loans from a related party	$ 8,249,052